United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         Sanford C. Bernstein Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
                             (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Short Duration Portfolio



                                 Short Duration
                                              Semi-Annual Report--March 31, 2004

     Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 24, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Short Duration Portfolio (the "Portfolio") for the semi-annual reporting period ended March 31, 2004.

Investment Objective and Policies
The Portfolio seeks safety of principal and a moderate rate of income that is subject to taxes. The Portfolio invests predominantly in securities rated A or better. The Portfolio chooses from a wide variety of fixed-income securities:
U.S. government and agency securities, asset-backed securities, corporate bonds, mortgage-related securities, inflation protected securities and others. In managing the Portfolio, we seek to maintain an effective duration of one to three years under normal market conditions. Through extensive ongoing research, we seek to identify those fixed-income securities with the highest expected return potential in relation to their risks in the current market. As the markets change, fixed-income securities are bought and sold to maintain the highest return potential at the best level of interest-rate risk.

Investment Results
The following table shows the performance of the Portfolio for the six-month and since inception periods ended March 31, 2004. Also included in the table are returns for the Portfolio's benchmark, the Merrill Lynch 1-3 Year Treasury Index, which tracks short-term government securities with maturities between 1 and 2.99 years.


   INVESTMENT RESULTS*
   Periods Ended March 31, 2004

               ================================
                           Returns
               ================================
                                          Since
                          6 Months  Inception**
-----------------------------------------------
   AllianceBernstein
   Short Duration
   Portfolio
     Class A               1.39%      1.87%
-----------------------------------------------
     Class B               1.03%      1.27%
-----------------------------------------------
     Class C               0.95%      1.19%
-----------------------------------------------
   Merrill Lynch
   1-3 Year
   Treasury Index          1.15%      1.74%
-----------------------------------------------

 * The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of March 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class R shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

   The unmanaged Merrill Lynch 1-3 Year Treasury Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index tracks short-term government securities with maturities between 1 and 2.99 years. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Short Duration Portfolio.

** Inception date: 5/21/03 Class A, B and C shares.

   Additional investment results appear on pages 4-6.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 1

The Portfolio's Class A shares outperformed its benchmark, the Merrill Lynch 1-3 Year Treasury Index, for both the six-month and since inception periods ended March 31, 2004. The Portfolio's outperformance during the semi-annual reporting period was primarily due to its positions in high coupon mortgages (6.0%-7.0% coupons) which continue to perform well due to the current lower volatility environment, investors' expectations of slower prepayment speeds and strong bank demand. In addition, the Portfolio's holdings in asset-backed securities (ABS), particularly home equity loan (HEL) securities, enhanced performance. Finally, the Portfolio's holdings of lower-rated corporate bonds (BBB-rated), particularly those in the auto sector, also contributed positively to performance.

Market Review and Investment Strategy
Bond market returns were mixed for the latter part of 2003 but rallied in the first quarter of 2004. U.S. Treasuries got a big boost from escalating political tensions and brisk foreign purchasing. During the six-month reporting period ended March 31, 2004, investment-grade corporate bonds did not fare as well as U.S. Treasuries, despite improvement in credit fundamentals. Nonetheless, most corporate sub-sectors outperformed like-duration Treasuries. Mortgage-backed securities (MBS) modestly outperformed comparable U.S. Treasuries even though spreads have remained relatively tight. A fresh refinancing wave, as a result of lower interest rates, has led to more supply, but low interest rate volatility and investor interest made the new supply manageable. The commercial mortgage-backed securities (CMBS) and ABS sectors remain attractive due to the recent marked improvement in the economy and labor market. Domestic CMBS issuance was $21.7 billion in the first three months of 2004, up 28% from the same period last year--a record for any first quarter. In the ABS sector, total new issuance of public and 144A securities totaled $133 billion--$17 billion more than the $116 billion that came to market in the fourth quarter of 2003 and $23 billion more than the $110 billion issued during the same period last year. Despite this burst of new issuance, investors' appetite for this asset class caused spreads to narrow further.

During the six-month reporting period ended March 31, 2004, we maintained our corporate debt exposure, focusing on holdings of BBB-rated bonds. BBB-rated issues stand to benefit most from improving credit fundamentals and continue to offer good relative value. Lower-rated debt typically experiences the strongest performance during periods of expansion as spreads tighten to cyclical lows. Early in the period, we increased the Portfolio's position in autos, one of the top performing industries within the investment-grade corporate sector. High coupon securities outperformed comparable duration U.S. Treasuries. For example, 30-year 6.0% coupon MBS outperformed U.S. Treasuries by 72 basis points in the first quarter of 2004. We reduced exposure to MBS over the period to lock in profits. In the same period, we decreased the Portfolio's position in agencies and increased its ABS position. Our investments in ABS were more focused in the home equity sector, which has outperformed all other ABS sectors thus far in 2004.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

PORTFOLIO SUMMARY
March 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
5/21/03
Class B Shares
5/21/03
Class C Shares
5/21/03


PORTFOLIO STATISTICS
Net Assets ($mil): $564.6


SECURITY TYPE BREAKDOWN
  30.6% U.S. Treasury Securities
  24.4% Corporate Bonds
  13.7% Federal National Mortgage Association
  11.7% Asset-Backed Securities
   9.0% Collateralized Mortgage Obligations
   2.3% Federal Home Loan Bank
   1.8% Federal Home Loan Mortgage Corporation
   1.6% Commercial Mortgage-Backed Securities
   0.4% Government National Mortgage Securities

   4.5% Short-Term


All data as of March 31, 2004. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 3

INVESTMENT RESULTS

CLASS A SHARE CUMULATIVE TOTAL RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

                                  NAV Return               SEC Return
     Since Inception*               1.87%                    -2.45%
          SEC Yield**               1.99%

The performance shown above represents past performance and does not guarantee future results. Class A is relatively new and has been in existence for only a short period of time. The returns reflected represent short-term performance which may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio may invest a portion of its assets in fixed-income foreign securities which may magnify fluctuations, particularly in emerging markets. Price fluctuation may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests in bonds and fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, risks presented by more traditional investments. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher-rated securities. These risks are fully discussed in the prospectus.


*  Inception Date: 5/21/03.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended
   March 31, 2004.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

INVESTMENT RESULTS


CLASS B SHARE CUMULATIVE TOTAL RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

                                  NAV Return                SEC Return
     Since Inception*               1.27%                    -1.73%
          SEC Yield**               1.30%

The performance shown above represents past performance and does not guarantee future results. Class B is relatively new and has been in existence for only a short period of time. The returns reflected represent short-term performance which may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio may invest a portion of its assets in fixed-income foreign securities which may magnify fluctuations, particularly in emerging markets. Price fluctuation may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests in bonds and fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, risks presented by more traditional investments. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher-rated securities. These risks are fully discussed in the prospectus.


*  Inception Date: 5/21/03.
** SEC yields are calculated based on SEC guidelines for the 30-day period ended
   March 31, 2004.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 5

INVESTMENT RESULTS

CLASS C SHARE CUMULATIVE TOTAL RETURNS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

                                NAV Return                SEC Return
     Since Inception*               1.19%                     0.19%

          SEC Yield**               1.29%

The performance shown above represents past performance and does not guarantee future results. Class C is relatively new and has been in existence for only a short period of time. The returns reflected represent short-term performance which may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio may invest a portion of its assets in fixed-income foreign securities which may magnify fluctuations, particularly in emerging markets. Price fluctuation may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolio invests in bonds and fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, risks presented by more traditional investments. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher-rated securities. These risks are fully discussed in the prospectus.


*  Inception Date: 5/21/03.

** SEC yields are calculated based on SEC guidelines for the 30-day period ended
   March 31, 2004.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

SHORT DURATION PLUS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)

Principal                                                           Market
Amount        Description                                           Value
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS-5.09%
              Commercial Paper-4.96%
$  3,000,000  Galleon Capital LLC,
              1.06%, 04/01/2004......................      $     3,000,000
  25,000,000  Harwood Funding,
              1.08%, 04/01/2004......................           25,000,000
                                                           ---------------
              Total Commercial Paper
                (Cost $28,000,000)...................           28,000,000
                                                           ---------------
              U.S. Treasury Bill-0.13%
     750,000  0.90%, 05/20/2004(a)...................              749,066
                                                           ---------------
              Total U.S. Treasury Bill
                (Cost $749,066)......................              749,066
                                                           ---------------
              Total Short-Term Investments
                (Cost $28,749,066)...................           28,749,066
                                                           ---------------
              U.S. TREASURY NOTES-35.02%
   3,155,000  1.625%, 10/31/2005.....................            3,168,557
   6,567,000  5.75%, 11/15/2005......................            7,026,434
  72,675,000  2.375%, 08/15/2006.....................           73,768,032
  94,420,000  2.625%, 11/15/2006(b)..................           96,308,494
  16,935,000  3.375%, 12/15/2008.....................           17,438,427
                                                           ---------------
              Total U.S. Treasury Notes
                (Cost $195,809,990)..................          197,709,944
                                                           ---------------
              U.S. GOVERNMENT SPONSORED
              AGENCY OBLIGATIONS-5.32%
  14,880,000  Federal Home Loan Bank,
              2.25%, 05/15/2006......................           15,026,985
   9,110,000  Federal Home Loan Mortgage Corp.,
              Medium-Term Note,
              2.75%, 10/06/2006......................            9,158,283
   1,655,000  Federal Home Loan Mortgage Corp.,
              2.875%, 11/03/2006.....................            1,666,320
   4,125,000  Federal National Mortgage Association,
              3.50%, 10/15/2007......................            4,172,437
                                                           ---------------
              Total U.S. Government Sponsored
                Agency Obligations
              (Cost $29,735,921).....................           30,024,025

              COLLATERALIZED MORTGAGE
              OBLIGATIONS-10.29%
   5,404,918  Federal Home Loan Mortgage
              Corp., Series 2571 Class FB,
              1.44%, 02/15/2018(c)...................            5,404,918


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 7

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
$  3,800,000  Federal National Mortgage Association,
              Series 2001-59 Class QM,
              6.00%, 06/25/2019......................      $     3,971,608
  10,335,454  MLCC Mortgage Investors Inc.,
              Series 2003-F Class A1,
              1.41%, 10/25/2028(c)...................           10,354,885
   1,116,754  Impac Cmb Trust, Series 2001-2 Class A2,
              1.49%, 11/25/2031(c)...................            1,116,754
     575,443  Countrywide Alternative Loan Trust,
              Series 2002-4 Class 2A1,
              7.00%, 05/25/2032......................              586,215
   4,422,431  Structured Asset Securities Corp.,
              Series 2002-11A Class 1A,
              2.755%, 06/25/2032(c)..................            4,475,632
   6,600,000  Federal National Mortgage Association,
              Series 2003-W7 Class A4,
              4.06%, 03/25/2033......................            6,741,306
   8,407,000  Federal National Mortgage Association,
              Series 2003-W13 Class AF3,
              2.85%, 10/25/2033......................            8,484,513
   6,750,000  Federal National Mortgage Association,
              Series 2003-W16 Class AF3,
              2.91%, 11/25/2033......................            6,785,843
   4,916,000  Credit Suisse First Boston Mortgage
              Securities Corp., Series 2004-2R Class A1,
              Rule 144A
              6.00%, 12/28/2033(d)...................            4,864,529
   2,907,038  Summit Mortgage Trust, Series 2003-1
              Class 1A1, Rule 144A,
              6.89%, 04/28/2035(c)(d)................            2,941,312
   2,340,000  Federal National Mortgage Association,
              Series 2003-W6 Class 1A23,
              2.90%, 10/25/2042......................            2,364,874
                                                           ---------------
              Total Collateralized Mortgage Obligations
                (Cost $57,970,535)...................           58,092,389
                                                           ---------------
              MORTGAGE PASS-THROUGHS-15.43%
     607,445  Federal Home Loan Mortgage
              Corp., Pool #90018,
              9.00%, 03/17/2008......................              632,405
   1,117,262  Federal National Mortgage
              Association Pool #90708,
              7.00%, 03/01/2009......................            1,196,794
     390,169  Federal National Mortgage
              Association Pool #743378,
              7.00%, 05/01/2013......................              417,693
   3,087,252  Federal National Mortgage
              Association Pool #555161,
              6.00%, 12/01/2013......................            3,258,226


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$    928,844  Federal National Mortgage
              Association Pool #535201,
              7.50%, 03/01/2015......................      $       995,987
   1,541,585  Federal National Mortgage
              Association Pool #545802,
              8.00%, 08/01/2016......................            1,659,608
     960,611  Federal National Mortgage
              Association Pool #545505,
              7.00%, 01/01/2017......................            1,028,527
     152,257  Federal National Mortgage
              Association Pool #622154,
              7.00%, 01/01/2017......................              163,023
     430,177  Federal National Mortgage
              Association Pool #545524,
              7.00%, 02/01/2017......................              460,592
     122,570  Federal National Mortgage
              Association Pool #598436,
              7.00%, 04/01/2017......................              131,211
     926,235  Federal National Mortgage
              Association Pool #636385,
              7.00%, 04/01/2017......................              991,531
     857,572  Federal National Mortgage
              Association Pool #642051,
              7.00%, 05/01/2017......................              918,028
     288,362  Federal National Mortgage
              Association Pool #545725,
              7.00%, 06/01/2017......................              308,752
     168,749  Federal National Mortgage
              Association Pool #545928,
              7.00%, 06/01/2017......................              180,679
     154,026  Federal National Mortgage
              Association Pool #254414,
              7.00%, 07/01/2017......................              164,884
     191,227  Federal National Mortgage
              Association Pool #655750,
              7.00%, 08/01/2017......................              204,708
     171,237  Federal National Mortgage
              Association Pool #655836,
              7.00%, 08/01/2017......................              183,345
      78,057  Federal National Mortgage
              Association Pool #655965,
              7.00%, 08/01/2017......................               83,560
  10,690,311  Federal National Mortgage
              Association Pool #555299,
              7.00%, 11/01/2017......................           11,446,131
   2,354,731  Government National Mortgage
              Association Pool #781478,
              7.50%, 03/15/2032......................            2,533,468
   3,300,000  Federal National Mortgage
              Association Pool TBA,
              5.00%, 04/25/2034(e)...................            3,315,470


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 9


Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
$ 25,700,000  Federal National Mortgage
              Association Pool TBA,
              5.50%, 04/25/2034(e)...................      $    26,334,482
   6,200,000  Federal National Mortgage
              Association Pool TBA,
              6.00%, 04/25/2034(e)...................            6,453,816
  22,885,000  Federal National Mortgage
              Association Pool TBA,
              6.50%, 04/25/2034(e)...................           24,043,553
                                                           ---------------
              Total Mortgage Pass-Throughs
                (Cost $86,831,115)...................           87,106,473
                                                           ---------------
              Banking-1.14%
   1,870,000  MBNA Corp., Medium-Term Note,
              5.625%, 11/30/2007.....................            2,030,850
   4,300,000  Washington Mutual, Inc.,
              4.00%, 01/15/2009......................            4,396,182
                                                           ---------------
              Total Banking (Cost $6,287,879)........            6,427,032
                                                           ---------------
              Broadcasting/Media-1.58%
   4,475,000  Liberty Media Corp.,
              3.50%, 09/25/2006......................            4,560,142
   3,995,000  AOL Time Warner Inc.,
              6.15%, 05/01/2007......................            4,392,814
                                                           ---------------

              Total Broadcasting/Media
                (Cost $8,767,751)....................            8,952,956
                                                           ---------------
              Building/Real Estate-0.34%
   1,760,000  Vornado Realty Trust,
              5.625%, 06/15/2007.....................            1,919,727
                                                           ---------------
              Total Building/Real Estate
                (Cost $1,889,867)....................            1,919,727
                                                           ---------------
              Cable-0.66%
   3,205,000  Comcast Cable Communications Inc.,
              8.375%, 05/01/2007.....................            3,724,915
                                                           ---------------
              Total Cable (Cost $3,523,660)..........            3,724,915
                                                           ---------------
              Communications-0.77%
   3,990,000  Sprint Capital Corp.,
              6.00%, 01/15/2007......................            4,338,339
                                                           ---------------
              Total Communications
                (Cost $4,236,260)....................            4,338,339
                                                           ---------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Communications-Mobile-1.12%
$  3,265,000  Telus Corp.,
              7.50%, 06/01/2007......................      $     3,717,033
   2,600,000  America Movil S.A. de C.V., Rule 144A,
              4.125%, 03/01/2009(d)..................            2,611,572
                                                           ---------------
              Total Communications-Mobile
                (Cost $6,214,076)....................            6,328,605
                                                           ---------------
              Energy-0.46%
   2,615,000  Valero Energy Corp.,
              3.50%, 04/01/2009......................            2,591,465
                                                           ---------------
              Total Energy
                (Cost $2,602,883)....................            2,591,465
                                                           ---------------
              Financial-10.41%
   3,950,000  Lehman Brothers Holdings Inc.,
              6.625%, 04/01/2004.....................            3,950,000
   2,450,000  Ford Motor Credit Co.,
              7.50%, 03/15/2005......................            2,575,050
   7,800,000  General Motors Acceptance Corp.,
              Medium-Term Note,
              6.75%, 01/15/2006......................            8,340,204
   4,450,000  Household Finance Corp.,
              Medium-Term Note,
              3.375%, 02/21/2006.....................            4,566,332
   5,230,000  The Goldman Sachs Group, Inc.,
              Medium-Term Note,
              2.85%, 10/27/2006......................            5,328,612
   3,045,000  Capital One Financial Corp.,
              8.75%, 02/01/2007......................            3,487,466
   6,515,000  CIT Group Inc.,
              7.375%, 04/02/2007.....................            7,409,373
   5,300,000  General Electric Capital Corp.,
              Medium-Term Note,
              5.00%, 06/15/2007......................            5,707,406
   5,970,000  Merrill Lynch & Co. Inc.,
              Medium-Term Note,
              3.375%, 09/14/2007.....................            6,073,699
   2,785,000  Ford Motor Credit Co.,
              5.625%, 10/01/2008.....................            2,877,303
   8,450,000  Meridian Funding Co., Rule
              144A, Medium-Term Note,
              1.65%, 07/26/2010(c)(d)................            8,471,125
                                                           ---------------
              Total Financial
                (Cost $57,882,134)...................           58,786,570
                                                           ---------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 11

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
              Food/Beverage-0.84%
$  4,600,000  Kraft Foods Inc.,
              4.00%, 10/01/2008......................      $     4,738,156
                                                           ---------------
              Total Food/Beverage
                (Cost $4,582,159)....................            4,738,156
                                                           ---------------
              Healthcare-1.45%
   3,650,000  HCA Inc.,
              7.125%, 06/01/2006.....................            3,948,895
   4,140,000  UnitedHealth Group, Inc.
              3.75%, 02/10/2009......................            4,221,757
                                                           ---------------
              Total Healthcare
                (Cost $7,981,218)....................            8,170,652
                                                           ---------------
              Industrial-0.31%
   1,750,000  R. R. Donnelley & Sons Co., Rule 144A,
              3.75%, 04/01/2009(d)...................            1,769,357
                                                           ---------------
              Total Industrial
                (Cost $1,747,438)....................            1,769,357
                                                           ---------------
              Insurance-0.96%
   5,000,000  The MONY Group Inc.,
              7.45%, 12/15/2005......................            5,405,530
                                                           ---------------
              Total Insurance
                (Cost $5,048,993)....................            5,405,530
                                                           ---------------
              Non-Air Transportation-0.48%
   2,700,000  FedEx Corp., Rule 144A,
              2.65%, 04/01/2007(d)...................            2,696,868
                                                           ---------------
              Total Non-Air Transportation
                (Cost $2,697,987)....................            2,696,868
                                                           ---------------
              Paper/Packaging-1.00%
   5,185,000  Weyerhaeuser Co.,
              6.125%, 03/15/2007.....................            5,676,274
                                                           ---------------
              Total Paper/Packaging
                (Cost $5,629,203)....................            5,676,274
                                                           ---------------
              Petroleum Products-0.53%
   2,600,000  Amerada Hess Corp.,
              7.375%, 10/01/2009.....................            2,981,620
                                                           ---------------
              Total Petroleum Products
                (Cost $2,970,698)....................            2,981,620
                                                           ---------------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Public Utilities-Electric & Gas-4.01%
$  4,500,000  CenterPoint Energy Resources Corp.,
              Series B,
              8.125%, 07/15/2005.....................      $     4,813,916
   3,780,000  Entergy-Koch LP, Rule 144A,
              3.65%, 08/20/2006(d)...................            3,841,323
   2,800,000  FirstEnegy Corp., Series A,
              5.50%, 11/15/2006......................            2,979,382
   3,100,000  CE Electric UK Funding Co., Rule 144A,
              6.995%, 12/30/2007(d)..................            3,396,109
   4,230,000  MidAmerican Energy Holdings Co.,
              Senior Note,
              3.50%, 05/15/2008......................            4,232,944
   1,555,000  Appalachian Power Co., Series G,
              3.60%, 05/15/2008......................            1,571,113
   1,800,000  Pacific Gas & Electric Co.,
              3.60%, 03/01/2009......................            1,810,348
                                                           ---------------
              Total Public Utilities-Electric & Gas
                (Cost $22,425,314)...................           22,645,135
                                                           ---------------
              Public Utilities-Telephone-1.26%
   4,200,000  Telecom Italia Capital, Rule 144A,
              4.00%, 11/15/2008(d)...................            4,299,196
   2,750,000  Telefonos de Mexico S.A. de C.V.,
              Rule 144A,
              4.50%, 11/19/2008(d)...................            2,809,496
                                                           ---------------
              Total Public Utilities-Telephone
                (Cost $6,952,528)....................            7,108,692
                                                           ---------------
              Supermarket/Drug-0.63%
   3,470,000  Safeway, Inc.,
              4.125%, 11/01/2008.....................            3,547,169
                                                           ---------------
              Total Supermarket/Drug
                (Cost $3,468,687)....................            3,547,169
                                                           ---------------
              ASSET-BACKED SECURITIES-13.33%
   4,470,000  Household Private Label Credit Card Master
              Note Trust I, Series 2001-2 Class A,
              4.95%, 06/16/2008......................            4,531,105
   3,500,000  Winston Funding Ltd., Series 2003-1
              Class A2, Rule 144A,
              2.02%, 04/23/2009(c)(d)................            3,508,750
   1,628,153  Spiegel Credit Card Master Note Trust,
              Series 2001-A Class A,
              1.37%, 03/15/2010(c)...................            1,620,012
   9,050,000  Countrywide Asset-Backed Certificates,
              Series 2003-S2 Class A2,
              3.44%, 12/25/2018......................            9,212,628


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 13

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  5,100,000  Residential Funding Mortgage Securities Inc.,
              Series 2004-HS1 Class AI3,
              2.68%, 01/25/2019......................      $     5,100,000
   3,540,672  Conseco Finance, Series 1999-H Class AF6,
              7.21%, 11/15/2029......................            3,633,615
   1,169,278  First Franklin Mortgage Loan Asset-Backed
              Certificates, Series 2000-FF1 Class A,
              1.32%, 09/25/2030(c)...................            1,169,278
     831,259  First Greenboro Home Equity Loan Trust,
              Series 2000-1A Class A2, Rule 144A,
              6.77%, 12/25/2030(d)...................              837,626
   2,067,868  Countrywide Asset-Backed Certificates,
              Series 2003-BC1 Class A,
              1.49%, 03/25/2033(c)...................            2,072,066
   7,642,968  Renaissance Home Equity Loan Trust,
              Series 2003-2 Class A,
              1.53%, 03/25/2033(c)...................            7,653,744
   3,569,918  Structured Asset Securities Corp.,
              Series 2003-S2 Class A1,
              1.34%, 12/25/2033(c)...................            3,570,489
   9,400,000  Ameriquest Mortgage Securities Inc.,
              Series 2003-13 Class AF2,
              3.177%, 01/25/2034.....................            9,556,980
   8,241,000  Ameriquest Mortgage Securities Inc.,
              Series 2003-11 Class AF3,
              3.64%, 01/25/2034......................            8,421,313
   8,670,218  Home Equity Asset Trust,
              Series 2003-7 Class A2,
              1.47%, 03/25/2034(c)...................            8,674,467
   5,704,613  Merrill Lynch Mortgage Investors Inc.,
              Series 2004-WMC1 Class A2,
              1.39%, 10/25/2034(c)...................            5,704,613
                                                           ---------------
              Total Asset-Backed Securities
                (Cost $74,797,162)...................           75,266,686
                                                           ---------------
              COMMERCIAL MORTGAGE-BACKED
              SECURITIES-1.87%
   5,201,000  Greenwich Capital Commercial Funding
              Corp., Series 2003-FL1 Class B, Rule 144A,
              1.73%, 07/15/2018(c)(d)................            5,205,681
   2,497,500  Asset Securitization Corp.,
              Series 1997-MD7 Class A1B,
              7.41%, 01/13/2030......................            2,750,796
   2,500,000  Commercial Mortgage Acceptance Corp.,
              Series 1997-ML1 Class A2,
              6.53%, 12/15/2030......................            2,631,150
                                                           ---------------
              Total Commercial Mortgage-Backed
                Securities
                (Cost $10,537,791)...................           10,587,627
                                                           ---------------


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

                                                                    Market
                                                                     Value
--------------------------------------------------------------------------------

              Investment Summary
              Total Investments-114.30%(f)
                (Cost $639,340,315)..................      $   645,345,272
              Cash and Other Assets,
                Less Liabilities-(14.30%)............          (80,731,187)
                                                           ---------------
              Net Assets-100.00%.....................      $   564,614,085
                                                           ---------------


              SHORT FUTURES CONTRACTS

                                                              Unrealized
                                               Contract      Appreciation
Contracts   Description                         Amount      (Depreciation)
--------------------------------------------------------------------------------
694           U.S. Treasury
              Note 5 Yr. Future
              June 2004...................   $78,521,912   $      (290,463)

22            U.S. Treasury
              Note 2 Yr. Future
              June 2004...................     4,735,048             1,267
                                                           ---------------
              Total Short Futures Contracts                $      (289,196)
                                                           ---------------

              REVERSE REPURCHASE AGREEMENT
Broker                       Interest Rate      Maturity          Amount
--------------------------------------------------------------------------------
 Deutsche Alex Brown            0.93%           04/06/04   $    25,555,320

--------------------------------------------------------------------------------

(a) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(b) Represents entire or partial position segregated as collateral for reverse repurchase agreement.
(c) Variable rate coupon, rate shown as of March 31, 2004.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $47,252,944 or 8.37% of net assets.
(e) When-issued security.
(f) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $6,200,640 and gross unrealized depreciation of investments was $195,683, resulting in net unrealized appreciation of $6,004,957.

   Explanation of abbreviations:
   TBA-(To Be Assigned)-Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
   See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 15

STATEMENT OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)

Assets
Investments in securities at value......................   $   645,345,272
Cash in bank............................................           111,262
Receivables:
   Interest.............................................         4,655,409
   Investment securities sold...........................        11,166,342
   Capital shares sold..................................         1,549,773
Other assets............................................            23,238
                                                           ---------------
Total assets............................................       662,851,296
                                                           ---------------
Liabilities
Payables:
   Payable for reverse repurchase agreement (Note 1J)...        25,555,320
   Investment securities purchased......................        71,458,961
   Capital shares redeemed..............................            88,700
   Deferred income on dollar rolls......................            78,853
   Dividends to shareholders............................           396,991
   Management fee (Note 2A).............................           233,147
   Shareholder servicing and administration fee (Note 2B)           34,187
   Distribution fee payable.............................            82,735
   Accrued expenses.....................................            32,411
   Margin owed to broker on futures contracts...........           275,906
                                                           ---------------
Total liabilities.......................................        98,237,211
                                                           ---------------
Net Assets..............................................   $   564,614,085
                                                           ===============
Cost of investments.....................................   $   639,340,315
                                                           ===============
Net Assets Consist Of:
Capital stock, at par...................................   $        43,939
Additional paid-in capital..............................       559,488,252
Undistributed net investment income/(excess
   distributions).......................................          (804,637)
Accumulated net realized gain on investment
   transactions.........................................           170,770
Unrealized appreciation/(depreciation) of investments
   and futures..........................................         5,715,761
                                                           ---------------
                                                           $   564,614,085
                                                           ===============

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Calculation of Maximum Offering Price
Short Duration Plus Class Shares
Net Assets..............................................   $   406,002,167
Shares of capital stock outstanding.....................        31,595,564
                                                           ---------------
Net asset value and offering price per share............   $         12.85
                                                           ===============
Short Duration Class A Shares
Net Assets..............................................   $    82,868,523
Shares of capital stock outstanding.....................         6,448,021
                                                           ---------------
Net asset value and redemption price per share..........   $         12.85
Sales charge--4.25% of public offering price............              0.57
                                                           ---------------
Maximum offering price..................................   $         13.42
                                                           ===============
Short Duration Class B Shares
Net Assets..............................................   $    38,179,573
Shares of capital stock outstanding.....................         2,971,370
                                                           ---------------
Net asset value and offering price per share............   $         12.85
                                                           ===============
Short Duration Class C Shares
Net Assets..............................................   $    37,553,803
Shares of capital stock outstanding.....................         2,923,685
                                                           ---------------
Net asset value and offering price per share............   $         12.84
                                                           ===============
Short Duration Class R Shares
Net Assets..............................................   $        10,019
Shares of capital stock outstanding.....................           779,423
                                                           ---------------
Net asset value and offering price per share............   $         12.85
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 17

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)

Investment Income
Income:
   Interest.............................................   $     8,795,360
                                                           ---------------
Total income............................................         8,795,360
                                                           ---------------
Expenses (Notes 1 and 2):
Management fee..........................................         1,410,179
Shareholder servicing fee...............................           203,794
Custodian and transfer agent fees.......................           143,169
Distribution fees--Short Duration Class A...............           128,096
Distribution fees--Short Duration Class B...............           180,229
Distribution fees--Short Duration Class C...............           175,194
Distribution fees--Short Duration Class R...............                 6
Auditing and tax fees...................................            14,169
Directors' fees and expenses............................             6,647
Legal fees..............................................            49,873
Registration fees.......................................             9,150
Printing fees...........................................            15,068
Miscellaneous...........................................            10,986
                                                           ---------------
Total expenses before interest expense..................         2,346,560
Interest expense........................................            62,588
                                                           ---------------
Total expenses..........................................         2,409,148
Less: expense offset arrangement (Note 2B)..............                (6)
                                                           ---------------
Net expenses............................................         2,409,142
Net investment income...................................         6,386,218
                                                           ---------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized gain (loss) on:
   Investment transactions..............................         1,769,251
   Futures transactions.................................        (2,474,254)
                                                           ---------------
Net realized loss on investment transactions............          (705,003)
                                                           ---------------
Net increase in unrealized appreciation/(depreciation)
   of investments and futures...........................         2,226,793
                                                           ---------------
Net realized and unrealized gain on investment
   transactions........................................          1,521,790
                                                           ---------------
Net Increase in Net Assets Resulting from Operations....   $     7,908,008
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months         Year
                                           Ended 3/31/04       Ended
                                            (unaudited)       9/30/03
                                        ----------------- ----------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income..................  $     6,386,218   $    12,308,372
Net realized gain (loss) on investment
   transactions........................         (705,003)        5,195,758
Increase (decrease) in unrealized
   appreciation/(depreciation) of
   investments and futures.............        2,226,793        (3,343,946)
                                         ---------------   ---------------
Net increase in net assets resulting
   from operations.....................        7,908,008        14,160,184
                                         ---------------   ---------------
Dividends and Distributions
to Shareholders:
Dividends from net investment income
   Short Duration Plus Class...........       (5,354,277)      (11,801,625)
   Class A.............................       (1,004,943)         (366,071)
   Class B.............................         (299,956)          (68,607)
   Class C.............................         (290,739)          (72,509)
   Class R.............................              (27)               -0-
Distributions from net realized gain on
   investment transactions
   Short Duration Plus Class...........         (476,390)               -0-
   Class A.............................         (103,659)               -0-
   Class B.............................          (42,750)               -0-
   Class C.............................          (41,760)               -0-
   Class R.............................               -0-               -0-
                                         ---------------   ---------------
Total dividends and distributions to
   shareholders........................       (7,614,501)      (12,308,812)
                                         ---------------   ---------------
Capital-share transactions (Note 7):
   Net proceeds from sales of shares...      142,594,669       355,281,867
   Net proceeds from sales of shares issued
     to shareholders on reinvestment of
   dividends and distributions.........        3,876,482         5,350,098
                                         ---------------   ---------------
Total proceeds from shares sold........      146,471,151       360,631,965
   Cost of shares redeemed.............     (154,565,901)     (187,786,603)
                                         ---------------   ---------------
Increase (decrease) in net assets from
   capital-share transactions..........       (8,094,750)      172,845,362
                                         ---------------   ---------------
Net increase (decrease) in net assets..       (7,801,243)      174,696,734
Net Assets:
Beginning of period....................      572,415,328       397,718,594
                                         ---------------   ---------------
End of period (Includes undistributed net
   investment income/(excess distributions)
   of $(804,637) and $(240,913),
   respectively).......................  $   564,614,085   $   572,415,328
                                         ---------------   ---------------


See notes to financial statements.

--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 19

NOTES TO FINANCIAL STATEMENTS
March 31, 2004

NOTE 1.
Organization and Significant Accounting Policies
The AllianceBernstein Short Duration Class A, B and C shares are shares of Short Duration Plus Portfolio (the "Portfolio") of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. Effective May 21, 2003, the Short Duration Plus Portfolio commenced offering AllianceBernstein Short Duration Class A, AllianceBernstein Short Duration Class B and AllianceBernstein Short Duration Class C Shares (collectively, "Short Duration Class Shares") in addition to the existing Short Duration Plus Class shares (the "Plus Class"). Effective February 17, 2004, the Portfolio commenced offering Class R shares. These financial statements include only the Short Duration Class Shares. The financial highlights of the Plus Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Portfolio Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market,(but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

B. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts
Upon entering into a futures contract, the Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

D. Taxes
The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to continue to comply with the requirements of Subchapter M


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 21
of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, the Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

E. Repurchase Agreements
The Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis
The Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. The Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains
Net investment income of the Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise. Permanent differences have no effect on net assets.

H. Income and Expenses
All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Interest Rate Swap Agreements
The Portfolio may enter into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolio records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations on the value of swap contracts are recorded for financial statement purposes as unrealized appreciation and depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.

J. Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended March 31, 2004, the average amount of reverse repurchase agreements outstanding for the Short Duration Plus Portfolio was $23,428,455 and the daily weighted average interest rate was 0.87%.

K. Mortgage-Backed Dollar Rolls
The Short Duration Plus Portfolio may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes based on the type of the mortgage-backed securities. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously con-


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 23
tracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase.

NOTE 2.
Investment Management and Transactions with Affiliated Persons
A. Management Fee
Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of the Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolio.

B. Shareholder Servicing Fee; Transfer Agency Agreement
Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolio and individual shareholders. This agreement applies only to the Plus Class Shares of the Portfolio. Under the agreement, the fee payable by the Plus Class share for services under this agreement is .10 of 1% of the average daily net assets of the Portfolio during the month.

Under a Transfer Agency Agreement, the Short Duration Class shares of the Portfolio compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to $26,615 for the six months ended March 31, 2004.

C. Distribution--Short Duration Plus Class Shares
Under the Distribution Agreement between the Fund, on behalf of the Plus Class shares of the Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Plus Class shares of the Portfolio. This agreement does not apply to the Short Duration Class Shares of the Portfolio. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Short Duration Classes
The Short Duration Class Shares of the Portfolio have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agree-


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO ment, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to the Short Duration Class A shares and 1% of the Short Duration Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $689,221 and $421,215 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's Short Duration Class shares.

E. Other Transactions with Affiliates
Class A shares of the Portfolio are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Portfolio that it has retained front-end sales charges of $6,565 from the sales of Class A shares and received $16,938, $43,569, and $29,095 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2004.

NOTE 3.
Investment Security Transactions
Purchases and Sales
For the period ended March 31, 2004, the Portfolio had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $   155,945,453   $   109,426,177
U.S. government securities.............      942,097,009       947,901,094


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 25

NOTE 4.
Distributions to Shareholders
The tax character of distributions to be paid for the year ending September 30, 2004 will be determined at the end of the current fiscal year. The tax character of the distributions paid during the fiscal years ended September 30, 2003 and September 30, 2002, were as follows:

                                               2003             2002
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................  $    12,308,812   $    14,908,490
                                         ---------------   ---------------
Total taxable distributions paid.......       12,308,812        14,908,490
                                         ---------------   ---------------
Total distributions paid...............  $    12,308,812   $    14,908,490
                                         ---------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:
                                                                     Total
                                  Accumulated       Unrealized    Accumulated
                     Ordinary     Capital and    Appreciation/      Earnings/
                       Income Other Losses(a)   Depreciation(b)     (Deficit)
--------------------------------------------------------------------------------
                     $608,117      $      -0-     $ 4,421,183     $ 5,029,300

(a) During the fiscal year, the Portfolio utilized capital loss carry forwards of $1,086,742.
(b) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.

NOTE 5.
Risk Involved in Investing in the Portfolio
Interest Rate Risk and Credit Risk-Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

NOTE 6.
Risks Involved in Futures Contracts
The Portfolio may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO in U.S. dollars of a foreign currency. The contract amounts reflect the extent of the Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 7.
Capital-Share Transactions
The Fund has authorized 8.2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2004, 7.9 billion are divided into 12 Portfolios. It has allocated 1 billion shares to the Portfolio, divided evenly into five classes. Share transactions for the six months ended March 31, 2004 and the fiscal year ended September 30, 2003, were as follows:


              ================================ =================================
                            Shares                       Amount
              ================================ =================================
              Six Months Ended     Year Ended   Six Months Ended      Year Ended
                March 31, 2004  September 30,     March 31, 2004   September 30,
                   (unaudited)           2003        (unaudited)           2003
--------------------------------------------------------------------------------
Short Duration
Plus Class
Shares sold          7,008,769     13,975,661     $  89,756,031   $ 178,895,875
--------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions        198,146        390,519         2,536,942       4,996,888
--------------------------------------------------------------------------------
Shares redeemed     (7,782,315)   (13,306,518)      (99,640,843)   (170,299,304)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (575,400)     1,059,662        (7,347,870)     13,593,459
================================================================================
Beginning of
  period            32,170,964     31,111,302       408,375,038     394,781,579
================================================================================
End of period       31,595,564     32,170,964     $ 401,027,168   $ 408,375,038
================================================================================


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 27

              ================================ =================================
                            Shares                       Amount
              ================================ =================================
              Six Months Ended     Year Ended   Six Months Ended      Year Ended
                March 31, 2004  September 30,     March 31, 2004   September 30,
                   (unaudited)           2003        (unaudited)           2003
--------------------------------------------------------------------------------
Short Duration
Class A Shares(a)
Shares sold          2,353,801      8,246,525     $  30,150,038   $ 105,874,668
--------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions         68,423         20,660           876,425         264,422
--------------------------------------------------------------------------------
Shares converted
  from Class B           7,987          6,479           102,183          78,387
--------------------------------------------------------------------------------
Shares redeemed     (3,151,302)    (1,104,552)      (40,315,218)    (14,132,073)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (721,091)     7,169,112        (9,186,572)     92,085,404
================================================================================
Beginning of
  period             7,169,112             -0-       92,085,404              -0-
================================================================================
End of period        6,448,021      7,169,112     $  82,898,832   $  92,085,404
================================================================================
Short Duration
Class B Shares(a)
Shares sold            888,105      2,825,884     $  11,375,201   $  36,226,574
--------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions         18,963          3,459           242,838          44,252
--------------------------------------------------------------------------------
Shares converted
  to Class A            (7,990)        (6,608)         (102,183)        (78,387)
--------------------------------------------------------------------------------
Shares redeemed       (599,798)      (150,645)       (7,679,867)     (1,932,900)
--------------------------------------------------------------------------------
Net increase           299,280      2,672,090         3,835,989      34,259,539
================================================================================
 Beginning of
  period             2,672,090             -0-       34,259,539              -0-
================================================================================
End of period        2,971,370      2,672,090     $  38,095,528   $  34,259,539
================================================================================

(a) Short Duration Class A, B and C Shares commenced distribution on May 21,
    2003.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

              ================================ =================================
                            Shares                       Amount
              ================================ =================================
              Six Months Ended     Year Ended   Six Months Ended      Year Ended
                March 31, 2004  September 30,     March 31, 2004   September 30,
                   (unaudited)           2003        (unaudited)           2003
--------------------------------------------------------------------------------
Short Duration
Class C Shares(a)
Shares sold            874,384      2,667,163     $  11,201,216   $  34,206,363
--------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions         17,203          3,481           220,277          44,536
--------------------------------------------------------------------------------
Shares redeemed       (533,292)      (105,254)       (6,827,790)     (1,343,939)
--------------------------------------------------------------------------------
Net increase           358,295      2,565,390         4,593,703      32,906,960
================================================================================
Beginning of
  period             2,565,390             -0-       32,906,960              -0-
================================================================================
End of period        2,923,685      2,565,390     $  37,500,663   $  32,906,960
================================================================================

Short Duration
Class R Shares(b)
Shares sold                779                    $      10,000
--------------------------------------------------------------------------------
Beginning of
  period                    -0-                              -0-
================================================================================
End of period              779                    $      10,000
================================================================================

(a) Short Duration Class A, B and C Shares commenced distribution on May 21,
    2003.

(b) Class R Shares commenced distribution on February 17, 2004.


NOTE 8.
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Portfolio's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 29

Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

    (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; however, it is not expected that the Portfolio will have its fees reduced, and

    (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Portfolio; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Portfolio as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 31

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             ===================================
                                                           Class A
                                             ===================================

                                                   Six Months
                                                        Ended         Period
                                                      3/31/04          Ended
                                                  (unaudited)     9/30/03(a)
                                             -----------------------------------
Net asset value, beginning of period.........          $12.84      $ 12.87
                                             -----------------------------------
Income From Investment Operations:
Investment income, net.......................             .14          .08
Net realized and unrealized gain (loss) on
  investment transactions....................             .04         (.03)
                                             -----------------------------------
Total from investment operations.............             .18          .05
                                             -----------------------------------
Less Dividends and Distributions:
Dividends from taxable net investment
   income....................................            (.15)        (.08)
Distributions from net realized gain on
   investment transactions...................            (.02)          -0-
                                             -----------------------------------
Total dividends and distributions............            (.17)        (.08)
                                             -----------------------------------
Net asset value, end of period...............          $12.85      $ 12.84
                                             -----------------------------------
Total return(b)..............................            1.39%        .48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....         $82,869      $92,075
Average net assets (000's omitted)...........         $ 6,685      $56,063
Ratio of expenses to average net assets......             .96%*        .91%*
Ratio of expenses to average net assets
   excluding interest........................             .94%*        .91%*
Ratio of net investment income to average
   net assets................................            2.14%*       1.81%*
Portfolio turnover rate......................             173%         283%


See footnote summary on page 35.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                             ===================================
                                                           Class B
                                             ===================================

                                                   Six Months
                                                        Ended         Period
                                                      3/31/04          Ended
                                                  (unaudited)     9/30/03(a)
                                             -----------------------------------
Net asset value, beginning of period.........          $12.84      $ 12.87
                                             -----------------------------------
Income From Investment Operations:
Investment income, net.......................             .09          .05
Net realized and unrealized gain (loss) on
  investment transactions....................             .05         (.03)
                                             -----------------------------------
Total from investment operations.............             .14          .02
                                             -----------------------------------
Less Dividends and Distributions:
Dividends from taxable net
   investment income.........................            (.11)        (.05)
Distributions from net realized gain on
   investment transactions...................            (.02)          -0-
                                             -----------------------------------
Total dividends and distributions............            (.13)        (.05)
                                             -----------------------------------
Net asset value, end of period...............          $12.85      $ 12.84
                                             ===================================
Total return(b)..............................            1.03%         .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....         $38,180      $34,311
Average net assets (000's omitted)...........         $ 2,819      $16,797
Ratio of expenses to average net assets......            1.67%*       1.64%*
Ratio of expenses to average net assets
   excluding interest........................            1.65%*       1.64%*
Ratio of net investment income to average
   net assets................................            1.46%*       1.13%*
Portfolio turnover rate......................             173%         283%


See footnote summary on page 35.

--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 33

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             ===================================
                                                           Class C
                                             ===================================

                                                   Six Months
                                                        Ended         Period
                                                      3/31/04          Ended
                                                  (unaudited)     9/30/03(a)
                                             -----------------------------------
Net asset value, beginning of period......             $12.84      $ 12.87
                                             -----------------------------------
Income From Investment Operations:
Investment income, net....................                .09          .05
Net realized and unrealized gain (loss) on
  investment transactions.................                .04         (.03)
                                             -----------------------------------
Total from investment operations..........                .13          .02
Less Dividends and Distributions:
                                             -----------------------------------
Dividends from taxable net
   investment income......................               (.11)        (.05)
Distributions from net realized gain on
   investment transactions................               (.02)          -0-
                                             -----------------------------------
Total dividends and distributions.........               (.13)        (.05)
                                             -----------------------------------
Net asset value, end of period............             $12.84      $ 12.84
                                             ===================================
Total return(b)...........................                .95%         .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).            $37,554      $32,929
Average net assets (000's omitted)........            $ 2,740      $18,054
Ratio of expenses to average net assets...               1.66%*       1.63%*
Ratio of expenses to average net assets
   excluding interest.....................               1.64%*       1.63%*
Ratio of net investment income to average
  net assets..............................               1.46%*       1.11%*
Portfolio turnover rate...................                173%         283%


See footnote summary on page 35.

--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                               =================
                                                                   Class R
                                                               =================
                                                                    Period
                                                                     Ended
                                                                 3/31/04(c)
                                                                (unaudited)
                                                               -----------------
Net asset value, beginning of period.........................      $ 12.83
                                                               -----------------
Income From Investment Operations:
Investment income, net.......................................          .02
Net realized and unrealized gain on investment transactions..          .03
                                                               -----------------
Total from investment operations.............................          .05
                                                               -----------------
Less Dividends:
Dividends from taxable net investment income.................         (.03)
                                                               -----------------
Total dividends..............................................         (.03)
                                                               -----------------
 Net asset value, end of period...............................     $ 12.85
                                                               =================
Total return(b)..............................................          .43%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................      $    10
Average net assets...........................................      $   779
Ratio of expenses to average net assets......................         1.16%*
Ratio of expenses to average net assets excluding interest...         1.14%*
Ratio of net investment income to average net assets.........         1.43%*
Portfolio turnover rate......................................          173%


*  Annualized.
(a) Commenced distribution on May 21, 2003.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualzed.
(c)  Commenced distribution on February 17, 2004.
See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 35

BOARD OF DIRECTORS

Rosalie J. Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
William Kristol(1)
Thomas B. Stiles, II(1)


OFFICERS


Mark D. Gersten, Treasurer and Chief Financial Officer
Mark R. Manley, Secretary




Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



Distributor+
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105



Transfer Agent+
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio,TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036




(1) Member of the Audit Committee.

+ For the Retail Classes only.


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

================================================================================
  Global & International
  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II

--------------------------------------------------------------------------------
We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 37

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

[LOGO] AllianceBernstein(SM)
       Investment Research and Management


SHDURSR0304



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On April 22, 2004 the Fund adopted written procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.      DESCRIPTION OF EXHIBIT

    11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:      /s/Roger Hertog
         -------------------------------
         Roger Hertog
         President

Date:  May 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Roger Hertog
         -------------------------------
         Roger Hertog
         President

Date:  May 26, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  May 26, 2004